Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2018
Land Use Rights, Net.
Summary of land use rights

	As of December 31,
	2017	2018	2018
	(RMB)	(RMB)	($)
Land use rights at cost	144,726,756	144,045,981	20,942,033
Accumulated amortization	(17,099,127)	(20,104,267)	(2,922,846)
Total land use rights, net	127,627,629	123,941,714	$18,019,187

Schedule of future amortization of land use rights

(RMB)
Years Ending December 31,	Amount
2019	2,832,576
2020	2,832,576
2021	2,832,576
2022	2,832,576
2023	2,832,576
Thereafter	109,778,834
Total	123,941,714